UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     April 04, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $92,876 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA FIRST MORT INV.     cs                                1092   122000 SH       SOLE                   122000
AMERICAN EXPRESS            cs                                3640    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                                9012   124928 SH       SOLE                   124928
ANNALY MORTGAGE MGMT INC    cs                                1104    65000 SH       SOLE                    65000
AOL TIME WARNER             cs                                1548    65475 SH       SOLE                    65475
CISCO SYSTEMS               cs                                8756   517207 SH       SOLE                   517207
COCA COLA                   cs                                5589   106950 SH       SOLE                   106950
DELL COMPUTER               cs                                1330    50950 SH       SOLE                    50950
DISNEY WALT                 cs                                4906   212550 SH       SOLE                   212550
ELI LILLY                   cs                                4151    54475 SH       SOLE                    54475
FIRST DATA CORP             cs                                1254    14375 SH       SOLE                    14375
GENERAL ELECTRIC            cs                               10288   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                                1230    13625 SH       SOLE                    13625
HOME DEPOT                  cs                                4143    85225 SH       SOLE                    85225
IMPAC MORTGAGE HOLDINGS INC cs                                1526   162000 SH       SOLE                   162000
INTEL CORP.                 cs                               13247   435625 SH       SOLE                   435625
JOHNSON & JOHNSON           cs                                1289    19850 SH       SOLE                    19850
JP MORGAN CHASE             cs                                2479    69550 SH       SOLE                    69550
MICROSOFT                   cs                                1776    29450 SH       SOLE                    29450
MINN. MIN. & MANUF.         cs                                2641    22960 SH       SOLE                    22960
MOTOROLA INC.               cs                                1578   111150 SH       SOLE                   111150
PFIZER                      cs                               10075   253511 SH       SOLE                   253511
TEXAS INSTRUMENTS           cs                                 222     6700 SH       SOLE                     6700